Finance Receivables - Schedule of information regarding new volume of the TDR finance receivables (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) Integer	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($) Integer
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables		$ 228	$ 76	$ 243
Post-modification TDR net finance receivables:		$ 224	$ 71	$ 230
Number of TDR accounts | Integer		29,956	9,531	7,753
Pre-modification TDR net finance receivable, held for sale		$ 5	$ 7	$ 6
Post-modification TDR net finance receivables, held for sale		$ 5	$ 8	$ 7
Number of TDR accounts, held for sale | Integer		296	275	94
Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:		$ 211	$ 54	$ 178
Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	[1]	13	17	52
Consumer Loan [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:		194	31	10
Consumer Loan [Member] | Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	[1]	12	12	6
Consumer Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables		211	48	18
Post-modification TDR net finance receivables:		$ 206	$ 43	$ 16
Number of TDR accounts | Integer		29,435	8,425	4,213
Pre-modification TDR net finance receivable, held for sale		$ 0	$ 1	$ 0
Post-modification TDR net finance receivables, held for sale		$ 0	$ 1	$ 0
Number of TDR accounts, held for sale | Integer		174	162	0
Spring Castle Portfolio [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:		$ 1	$ 6	$ 10
Spring Castle Portfolio [Member] | Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	[1]	0	0	0
Spring Castle Portfolio [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables		1	7	10
Post-modification TDR net finance receivables:		$ 1	$ 6	$ 10
Number of TDR accounts | Integer		157	721	1,155
Real Estate Loan [Member] | Contractual Interest Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:		$ 16	$ 17	$ 158
Real Estate Loan [Member] | Other Loan Restructuring Modification [Member]
Financing Receivable, Modifications [Line Items]
Post-modification TDR net finance receivables:	[1]	1	5	46
Real Estate Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables		16	21	215
Post-modification TDR net finance receivables:		$ 17	$ 22	$ 204
Number of TDR accounts | Integer		364	385	2,385
Pre-modification TDR net finance receivable, held for sale		$ 5	$ 6	$ 6
Post-modification TDR net finance receivables, held for sale		$ 5	$ 7	$ 7
Number of TDR accounts, held for sale | Integer		122	113	94

[1]	“Other” modifications primarily include forgiveness of principal or interest.